Description of Organization and Business Operations (Q3) (Details) - USD ($)	Jun. 24, 2019	Sep. 30, 2020	Dec. 31, 2019
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering	$ 250,000,000
Transaction costs	13,103,088
Underwriting fees	4,554,500
Deferred underwriting fees	7,970,375		$ 7,970,375
Other costs	578,213
Cash held outside of trust account		$ 1,437,999	$ 1,606,261
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares)	6,954,500
Gross proceeds from issuance of warrants	$ 6,954,500
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Net proceeds from Initial Public Offering and Private Placement	$ 250,000,000
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 250,000,000
Redemption price (in dollars per share)	$ 10.00
Over-Allotment Option [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	2,500,000
Share price (in dollars per share)	$ 10.00